Related party transactions - Narrative (Details)			3 Months Ended		6 Months Ended
	May 01, 2021 shares	Jul. 19, 2019 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)	Jan. 25, 2021 shares	Jan. 01, 2019 CAD ($)
Disclosure of transactions between related parties [line items]
Key management personnel compensation, directors fees			$ 95,379	$ 61,600	$ 172,879	$ 110,966
Marketing			747,630	163,135	1,196,575	304,790
Office, administrative and travel			3,148,739	317,644	5,993,279	621,885
Professional fees			3,559,716	567,918	6,433,755	3,002,052
Repayment of loans payable			1,548	413,748	3,083	714,741
Immediate Family Member Of Chief Executive Officer
Disclosure of transactions between related parties [line items]
Monthly lease payment to related party								$ 4,500
Rental expense			0	11,155	6,358	17,353
Marketing			11,486	4,415	45,265	23,688
Office, administrative and travel			25,252	22,153	47,355	58,279
Immediate Family Member Of Chief Executive Chairman
Disclosure of transactions between related parties [line items]
Marketing			105,372	69,347	107,472	97,005
Beneficial Owner
Disclosure of transactions between related parties [line items]
Fees payable to related party, (in shares) | shares	1,000
Fees payable to related party, maximum (in shares) | shares	12,000
Number of shares issued in settlement of liabilities to related party (in shares) | shares							12,000
Beneficial Owner | Atria Limited
Disclosure of transactions between related parties [line items]
Number of shares issued in settlement of liabilities to related party (in shares) | shares							8,000
Beneficial Owner | Pella Ventures
Disclosure of transactions between related parties [line items]
Number of shares issued in settlement of liabilities to related party (in shares) | shares							2,000
Beneficial Owner | Director Of Li-Cycle
Disclosure of transactions between related parties [line items]
Number of shares issued in settlement of liabilities to related party (in shares) | shares							2,000
Beneficial Owner | Atria Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in entity by related party	500.00%
Director | Anthony Tse
Disclosure of transactions between related parties [line items]
Professional fees, monthly payment		$ 4,700
Professional fees			$ 0	$ 14,100	$ 14,100	$ 28,200